As filed with the Securities and Exchange Commission on April 28, 2011

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 41	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 43

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

5 Park Plaza

Suite 1900

Irvine, California 92614

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 848-3854

Elizabeth M. Forget

President

Met Investors Series Trust

5 Park Plaza, Suite 1900, Irvine, California 92614

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio (to be renamed T. Rowe Price Large Cap Value Portfolio), PIMCO Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM Technology Portfolio), Oppenheimer Capital Appreciation Portfolio, MFS Mid-Cap Growth Portfolio (currently known as T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio), Met/AIM Small-Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio), Met/AIM Mid-Cap Core Equity Portfolio (currently known as Lazard Mid-Cap Portfolio), State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small-Cap Value Portfolio, PIMCO Inflation Protected Bond Portfolio, Met/American Growth Portfolio (currently known as American Funds Growth Portfolio), Met/American International Portfolio (currently known as American Funds International Portfolio), Met/American Growth-Income Portfolio (currently known as American Funds Growth-Income Portfolio), Met/American Bond Portfolio (currently known as American Funds Bond Portfolio), Neuberger Berman Real Estate Portfolio (currently known as Clarion Global Real Estate Portfolio), Turner Mid-Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio, Van Kampen Comstock Portfolio, Lord Abbett Growth Opportunities Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio), Cyclical Growth and Income ETF Portfolio (currently known as SSgA Growth and Income ETF Portfolio), Cyclical Growth ETF Portfolio (currently known as SSgA Growth ETF Portfolio), Legg Mason Value Equity Portfolio, Batterymarch Growth and Income Portfolio, Federated High Yield Portfolio (currently known as BlackRock High Yield Portfolio), Loomis Sayles Global Markets Portfolio, Princeton Large-Cap Core Portfolio (currently known as BlackRock Large-Cap Core Portfolio), MFS Emerging Markets Equity Portfolio, Pioneer Fund Portfolio, Pioneer Strategic Income Portfolio, Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio (currently known as Janus Forty Portfolio), Rainier Large Cap Equity Portfolio, Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio, Met/Templeton Growth Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, American Funds Global Small Capitalization Portfolio, American Funds Moderate Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Balanced Allocation Portfolio, Met/Templeton International Bond Portfolio, Met/Eaton Vance Floating Rate Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Met/Franklin Low Duration Total Return Portfolio, MetLife Balanced Plus Portfolio and Pyramis® Government Income Portfolio.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 36 to its registration statement as filed with the Securities and Exchange Commission on May 1, 2010 as Accession # 0001193125-10-101521, Post-Effective Amendment No. 37 to its registration statement as filed with the Securities and Exchange Commission on February 15, 2011 as Accession # 0001193125-11-036708, Post-Effective Amendment No. 38 to its registration statement as filed with the Securities and Exchange Commission on February 28, 2011 as Accession # 0001193125-11-050104, Post-Effective Amendment No. 39 to its registration statement as filed with the Securities and Exchange Commission on April 18, 2011 as Accession # 0001193125-11-101080; and Post-Effective Amendment No. 40 to its registration statement as filed with the Securities and Exchange Commission on April 20, 2011 as Accession # 0001193125-11-103800.

This Post-Effective Amendment No. 41 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 38 filed on February 28, 2011. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 38.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Irvine, State of California on the 26th day of April, 2011.

MET INVESTORS SERIES TRUST
Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (principal executive officer), Trustee	April 26, 2011

/s/ Jeffrey A. Tupper Jeffrey A. Tupper	Chief Financial Officer and Treasurer (principal financial and accounting officer)	April 26, 2011

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	April 26, 2011

/s/ Jack R. Borsting* Jack R. Borsting	Trustee	April 26, 2011

/s/ Robert Boulware* Robert Boulware	Trustee	April 26, 2011

/s/ Daniel A. Doyle* Daniel A. Doyle	Trustee	April 26, 2011

/s/ Susan C. Gause* Susan C. Gause	Trustee	April 26, 2011

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	April 26, 2011

* By:	/s/ David C. Mahaffey
David C. Mahaffey
Attorney-in-fact